Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	CHINA FINANCE ONLINE CO. LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	111,145,633
Amendment Flag	false
Entity Central Index Key	0001297830
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY